Operating Risk (Details) - Schedule of Operating Risks - Customer Concentration Risk [Member] - Accounts Receivable [Member]	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Customer E [Member]
Schedule of Operating Risks [Line Items]
Concentration risk, percentage	16.10%	24.00%
Customer G [Member]
Schedule of Operating Risks [Line Items]
Concentration risk, percentage	19.30%	15.40%